Financial instruments and financial risk management (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 36,091	$ 32,319
Loans payable	56,253	$ 64,860
Interest on loans payable	575
Other liabilities	9,989
Total Commitments	102,909
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	36,092
Loans payable	56,253
Interest on loans payable	575
Other liabilities	9,989
Total Commitments	102,909
Liquidity risk | Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	36,092
Loans payable	27,520
Interest on loans payable	198
Other liabilities	8,908
Total Commitments	72,718
Liquidity risk | 1-2 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Loans payable	6,000
Interest on loans payable	127
Other liabilities	1,081
Total Commitments	7,208
Liquidity risk | 2-5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Loans payable	22,733
Interest on loans payable	250
Other liabilities	0
Total Commitments	22,983
Liquidity risk | After 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Interest on loans payable	0
Other liabilities	0
Total Commitments	$ 0